Due to Banks	12 Months Ended
Dec. 31, 2024
Categories of financial liabilities [abstract]
Due to Banks
15.
Due to banks

	2023	2024
Recorded at amortized cost:
Repurchase agreements	154	24,151
Time deposits of banks and other financial institutions	-	323

Total due to banks	154	24,474

As at 31 December 2023 and 2024, accrued interest of KZT 1 million and KZT 67 million, respectively, was included in due to banks.

Fair value of securities pledged as collateral of repurchase agreements, which were classified as due to banks as at 31 December 2023 and 2024, amounted to KZT 154 million and KZT 24,474 million, respectively.